Condensed Statement of Cash Flows (Unaudited) - USD ($)	3 Months Ended						5 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (40,390,883)	$ (3,801,090)	$ (3,335,370)	$ (1,944,963)	$ (1,273,380)	$ (855,771)	$ (630,935)			$ (47,527,343)	$ (4,074,114)	$ (8,028,536)	$ (630,235)
Adjustments to reconcile net loss to net cash used in operating activities:
Net cash used in operating activities							(64,241)			(6,496,306)	(1,403,251)	(2,788,942)	(64,241)
Cash flows from financing activities:
Net cash provided by financing activities							1,010,043			30,038,046	4,485,393	8,574,692
Cash and cash equivalents, beginning of the period			6,728,895			945,802		$ 6,728,895	$ 945,802	6,728,895	945,802	945,802
Cash and cash equivalents, end of the period	30,241,931			4,025,508			945,802			30,241,931	4,025,508	6,728,895	945,802
Surfside Acquisition Inc.
Cash flows from operating activities:
Net loss		(12,774)	(11,263)		(11,461)	(11,291)		(24,037)	(22,752)			(44,810)	(47,625)
Adjustments to reconcile net loss to net cash used in operating activities:
Accounts payable and accrued expenses								6,600					1,348
Net cash used in operating activities								(17,437)	(22,752)			(44,810)	(46,277)
Cash flows from financing activities:
Proceeds from note payable - stockholder								25,000	22,500			47,500	47,500
Net cash provided by financing activities								25,000	22,500			47,500	46,982
Net change in cash								7,563	(252)			2,690	705
Cash and cash equivalents, beginning of the period	$ 11,027		$ 3,464	$ 522		$ 774		3,464	774	$ 3,464	$ 774	774	69
Cash and cash equivalents, end of the period		$ 11,027			$ 522		$ 774	$ 11,027	$ 522			$ 3,464	$ 774